The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia EM Core ex-China ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 15, 2019 (Accession No. 0001193125-19-147970), which is incorporated herein by reference.